Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments [Abstract]
Outstanding Notional Amounts of Derivative Instruments
The following table summarizes the outstanding notional amounts of derivative instruments as of the dates indicated (dollars in thousands):

Derivatives	December 31, 2019	December31, 2018
Notional amount of interest rate swaps	$2,355,850	$1,380,000
Notional amount of swaptions	40,000	110,000
Notional amount of TBAs, net	140,300	35,000
Notional amount of Treasury futures	310,300	80,000
Total notional amount	$2,846,450	$1,605,000

Information about Company's Interest Rate Swap Agreements
The following table presents information about the Company’s interest rate swap agreements as of the dates indicated (dollars in thousands):

	Notional Amount	Weighted Average Pay Rate	Weighted Average Receive Rate	Weighted Average Years to Maturity
December 31, 2019	$2,355,850	1.70%	1.92%	5.3
December 31, 2018	$1,380,000	2.18%	2.61%	5.1

Information about Company's Interest Rate Swaption Agreements
The following table presents information about the Company’s interest rate swaption agreements as of the dates indicated (dollars in thousands):

	Notional Amount	Weighted Average Pay Rate	Weighted Average Receive Rate(A)		Weighted Average Years to Maturity
December 31, 2019	$40,000	2.38%	LIBOR-BBA	%	10.7
December 31, 2018	$110,000	3.25%	LIBOR-BBA	%	10.0

(A)	Floats in accordance with LIBOR.

Realized Gain (Loss) Related to Derivatives
The following table presents information about realized gain (loss) on derivatives, which is included on the consolidated statements of income for the periods indicated (dollars in thousands):

		Year Ended December 31,
Derivatives	Consolidated Statements of Income (Loss) Location	2019	2018	2017
Interest rate swaps	Realized (loss) on derivatives, net	$(27,950)	$(2,149)	$(1,573)
Swaptions	Realized (loss) on derivatives, net	(1,544)	(1,451)	(680)
TBAs	Realized gain (loss) on derivatives, net	2,251	(2,315)	(1,339)
Treasury futures	Realized gain (loss) on derivatives, net	14,881	26	(1,962)
Total		$(12,362)	$(5,889)	$(5,554)

Offsetting Assets
The following tables present information about the Company’s assets and liabilities that are subject to master netting arrangements or similar agreements and can potentially be offset on the Company’s consolidated balance sheets as of the dates indicated (dollars in thousands):

Offsetting Assets and Liabilities

As of December 31, 2019

	Gross	Gross	Net Amounts of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Amounts of Recognized Assets or Liabilities	Amounts Offset in the Consolidated Balance Sheet	Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received (Pledged)	Net Amount
Assets
Interest rate swaps	$17,921	$-	$17,921	$(17,921)	$-	$-
Interest rate swaptions	368	-	368	(368)	-	-
TBAs	2,297	(2,297)	-	-	-	-
Total Assets	$20,586	$(2,297)	$18,289	$(18,289)	$-	$-

Liabilities
Repurchase agreements	$2,337,638	$-	$2,337,638	$(2,276,251)	$(61,387)	$-
Interest rate swaps	10,140	-	10,140	(10,140)	-	-
TBAs	2,720	(2,297)	423	(423)	-	-
Treasury futures	1,774	-	1,774	3,876	(5,650)	-
Total Liabilities	$2,352,272	$(2,297)	$2,349,975	$(2,282,938)	$(67,037)	$-

As of December 31, 2018

	Gross	Gross	Net Amounts of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Amounts of Recognized Assets or Liabilities	Amounts Offset in the Consolidated Balance Sheet	Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received (Pledged)	Net Amount
Assets
Interest rate swaps	$23,176	$-	$23,176	$(23,176)	$-	$-
Interest rate swaptions	170	-	170	(170)	-	-
TBAs	349	(181)	168	(168)	-	-
Treasury futures	744	-	744	(57)	(687)	-
Total Assets	$24,439	$(181)	$24,258	$(23,571)	$(687)	$-

Liabilities
Repurchase agreements	$1,598,592	$-	$1,598,592	$(1,591,094)	$(7,498)	$-
Interest rate swaps	3,816	-	3,816	(3,816)	-	-
TBAs	181	(181)	-	-	-	-
Treasury futures	-	-	-	-	-	-
Total Liabilities	$1,602,589	$(181)	$1,602,408	$(1,594,910)	$(7,498)	$-

Offsetting Liabilities
The following tables present information about the Company’s assets and liabilities that are subject to master netting arrangements or similar agreements and can potentially be offset on the Company’s consolidated balance sheets as of the dates indicated (dollars in thousands):

Offsetting Assets and Liabilities

As of December 31, 2019

	Gross	Gross	Net Amounts of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Amounts of Recognized Assets or Liabilities	Amounts Offset in the Consolidated Balance Sheet	Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received (Pledged)	Net Amount
Assets
Interest rate swaps	$17,921	$-	$17,921	$(17,921)	$-	$-
Interest rate swaptions	368	-	368	(368)	-	-
TBAs	2,297	(2,297)	-	-	-	-
Total Assets	$20,586	$(2,297)	$18,289	$(18,289)	$-	$-

Liabilities
Repurchase agreements	$2,337,638	$-	$2,337,638	$(2,276,251)	$(61,387)	$-
Interest rate swaps	10,140	-	10,140	(10,140)	-	-
TBAs	2,720	(2,297)	423	(423)	-	-
Treasury futures	1,774	-	1,774	3,876	(5,650)	-
Total Liabilities	$2,352,272	$(2,297)	$2,349,975	$(2,282,938)	$(67,037)	$-

As of December 31, 2018

	Gross	Gross	Net Amounts of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Amounts of Recognized Assets or Liabilities	Amounts Offset in the Consolidated Balance Sheet	Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received (Pledged)	Net Amount
Assets
Interest rate swaps	$23,176	$-	$23,176	$(23,176)	$-	$-
Interest rate swaptions	170	-	170	(170)	-	-
TBAs	349	(181)	168	(168)	-	-
Treasury futures	744	-	744	(57)	(687)	-
Total Assets	$24,439	$(181)	$24,258	$(23,571)	$(687)	$-

Liabilities
Repurchase agreements	$1,598,592	$-	$1,598,592	$(1,591,094)	$(7,498)	$-
Interest rate swaps	3,816	-	3,816	(3,816)	-	-
TBAs	181	(181)	-	-	-	-
Treasury futures	-	-	-	-	-	-
Total Liabilities	$1,602,589	$(181)	$1,602,408	$(1,594,910)	$(7,498)	$-